Income Taxes	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Income Taxes

15. Income taxes

	For the year ended
€ thousand	December 31, 2023	December 31, 2022
Loss before taxes	(94,080)	(73,806)
Expected taxes applying the domestic tax rate of 28.648% (previous year: 27.725%)	(26,952)	(20,463)
Effect of income tax rate change	52	0
Foreign tax rate differential	97	(19)
Tax effect of expenses that are not deductible for tax purposes / tax adjustments	445	267
Tax effect from losses incurred in the current year and deductible temporary differences for which no deferred taxes were recognized	25,670	18,160
Recognition of previously unrecognized deferred tax assets from deductible temporary differences and on loss carryforwards and reversal of deductible temporary differences / utilization of loss carryforwards for which no deferred taxes were previously recognized	(189)	(448)
Write-up/-down of deferred tax assets	1,164	451
Effect of equity-settled share-based payments	66	1,630
Permanent effects from equity transactions and investments	(292)	0
Other	(613)	399
Tax expense for the fiscal year	(552)	(24)

Due to the start-up losses, deferred tax assets were recognized, only to the extent of taxable temporary differences. Accordingly, no deferred taxes were recognized for corporation tax loss carryforwards in Germany in the amount of €249,550 thousand (2022: €157,043 thousand) and for trade tax loss carryforwards in Germany in the amount of €245,154 thousand (2022: €154,986 thousand). The same applies to foreign tax loss carryforwards in the amount of €16,652 thousand (2022: €17,552 thousand). Deductible temporary differences were not recognized in the amount of €4,283 thousand (2022: €1,699 thousand). The utilization of the tax loss carryforwards and deductible temporary differences is ensured to the extent that sufficient taxable temporary differences will be available after the deduction of amounts corresponding to minimum taxation legislation in Germany for each particular year of usage.

As of December 31, 2023, domestic loss carryforwards totaled €256,941 thousand for corporation tax and €252,481thousand for trade tax (2022: €168,538 thousand and €166,481 thousand, respectively). These loss carryforwards do not expire. Foreign tax loss carryforwards in the amount of €0 thousand will expire in 2037 if not used (2022: €648 thousand). Foreign tax loss carryforwards in the amount of €16,652 thousand (2022: €16,904 thousand) do not expire.

During the year ended December 31, 2023, the Group used previously unrecognised tax losses to reduce current tax expense in the amount of €189 thousand (2022: €0 thousand).

Balance of deferred tax assets and liabilities:

	December 31, 2023		December 31, 2022		2023	2022
€ thousand	Deferred tax assets	Deferred tax liabilities	Deferred tax assets	Deferred tax liabilities	Changes recognized in profit or loss
Intangible assets	0	3,731	12	4,901	1,158	529
Right-of-use-assets	0	7,004	0	2,236	(4,768)	(2,238)
Property, plant, and equipment	808	0	333	0	475	232
Other non-financial assets	0	0	0	48	48	(48)
Inventories	0	381	2	121	(261)	(198)
Other financial and non-financial assets	85	0	0	0	85	0
Provisions	435	1	56	1	379	(32)
Lease liabilities	6,607	0	2,221	0	4,385	2,221
Contract Liabilities	1,287	0	0	0	1,287	0
Other financial and non-financial liabilities	20	1,451	0	273	(1,158)	(251)
Tax loss carryforwards and tax credits	2,109	0	3,187	0	(1,078)	(193)
Offsetting	(11,351)	(11,351)	(5,812)	(5,812)	0	0
Total	0	1,215	0	1,767	552	24